Note 9 - Trade Accounts and Notes Payable - Schedule of Trade Accounts and Notes Payable (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade accounts payable	€ 6,220	€ 5,562
Notes payable	90	398
Total	€ 6,310	€ 5,960